                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-01545

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC]

EATON VANCE UTILITIES FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  For more information about Eaton Vance's privacy policies, call:
  1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE UTILITIES FUND as of June 30, 2004
INVESTMENT UPDATE

[PHOTO OF JUDITH A. SARYAN]

Judith A. Saryan
Portfolio Manager

MANAGEMENT DISCUSSION

- Utility stocks outperformed the overall markets in early 2004, driven by low interest rates, strong demand from institutional investors, slower than anticipated economic growth, and geopolitical tensions. With interest rates so low, investors continued to be attracted to the relatively higher income levels and capital appreciation potential that utility stocks provided.

- After strong gains in the first quarter of 2004, however, utilities began underperforming the broader markets during the second quarter. As the economy gained steam, inflationary concerns and investor apprehension about rising interest rates began to emerge. Given the fears of increasing interest rates, investors seemed to favor stocks with higher growth potential, especially in an improving economic environment. As a result of investors' swapping higher-yielding stocks for companies with more earnings growth and exposure to the expanding economy, utilities underperformed during the second quarter.

- Management's stock selection, along with diversified industry exposure, helped the Fund outperform its benchmark, the S&P Utilities Index.(2) Our emphasis on utilities with solid long-term prospects, in addition to generally favorable stock selection, were partly offset by the Portfolio's overweighted position in telecommunication services, which detracted from returns. The telecommunication sector remained sluggish in the first half of 2004 due to uncertainty regarding pending regulatory changes and fears that relentless competition would erode earnings.

- The Portfolio's emphasis on energy stocks continued to drive performance. The energy sector has been the best-performing sector of the S&P 500 Index year to date.(2) Growing demand, coupled with continued global unrest, kept oil and gas prices high and benefited the energy stocks held by the Portfolio.

- The Portfolio benefited from management's strategy of global diversification of assets. As a result of the U.S. dollar's relative weakness compared to other major foreign currencies, earnings and dividends generated by the Portfolio's non-U.S. holdings got a boost when they were translated back into dollars, providing a favorable tail-wind for the Portfolio's foreign investments.

  THE FUND

  THE PAST SIX MONTHS

- During the six months ended June 30, 2004, the Fund's Class A shares had a total return of 3.94%.(1) This return resulted from an increase in net asset value (NAV) per share to $8.26 on June 30, 2004 from $8.04 on December 31, 2003, and the reinvestment of $0.095 per share in dividend income.(1)

- The Fund's Class B shares had a total return of 3.59% during the same period, the result of an increase in NAV per share to $10.04 from $9.78 on December 31, 2003, and the reinvestment of $0.090 per share in dividend income.(1)

- The Fund's Class C shares had a total return of 3.55% during the same period, the result of an increase in NAV per share to $10.88 from $10.60 on December 31, 2003, and the reinvestment of $0.095 per share in dividend income.(1)

- For comparison, during the six months ended June 30, 2004, the average return of funds included in the S&P Utilities Index was 3.80%.(2)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
AS OF JUNE 30, 2004

PERFORMANCE(3)                                             CLASS A      CLASS B     CLASS C
-------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                    16.60%       15.70%      15.64%
Five Years                                                   4.22         3.44        3.43
Ten Years                                                   10.59         9.70        9.37
Life of Fund+                                               12.21         7.72        7.50

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                     9.95%       10.70%      14.64%
Five Years                                                   2.99         3.17        3.43
Ten Years                                                    9.93         9.70        9.37
Life of Fund+                                               11.92         7.72        7.50

+ Inception Dates - Class A: 12/18/81; Class B: 11/1/93; Class C:11/1/93

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE OR CDSC WERE DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. (3) SEC AVERAGE ANNUAL RETURNS FOR CLASS A REFLECT A 5.75% SALES CHARGE; FOR CLASS B, RETURNS REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2%
    - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS A 1% CDSC.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)
STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investment in Utilities Portfolio, at value
   (identified cost, $421,500,007)                               $   501,939,680
Receivable for Fund shares sold                                          596,887
Prepaid expenses                                                           6,611
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $   502,543,178
--------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                 $       625,608
Payable to affiliate for distribution and service fees                     7,090
Payable to affiliate for Trustees' fees                                      992
Accrued expenses                                                          35,779
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $       669,469
--------------------------------------------------------------------------------
NET ASSETS                                                       $   501,873,709
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                  $   463,285,920
Accumulated net realized loss from Portfolio (computed on the
   basis of identified cost)                                         (43,993,215)
Accumulated undistributed net investment income                        2,141,331
Net unrealized appreciation from Portfolio (computed on the
   basis of identified cost)                                          80,439,673
--------------------------------------------------------------------------------
TOTAL                                                            $   501,873,709
--------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                       $   404,281,787
SHARES OUTSTANDING                                                    48,962,908
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
     outstanding)                                                $          8.26
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $8.26)                               $          8.76
--------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                       $    53,701,297
SHARES OUTSTANDING                                                     5,351,188
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
      outstanding)                                               $         10.04
--------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                       $    43,890,625
SHARES OUTSTANDING                                                     4,034,807
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
      outstanding)                                               $         10.88
--------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes,
  $586,52)                                                       $    10,085,656
Interest allocated from Portfolio                                         28,151
Expenses allocated from Portfolio                                     (1,772,628)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                             $     8,341,179
--------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                      $         1,820
Distribution and service fees
   Class A                                                               484,362
   Class B                                                               309,657
   Class C                                                               189,832
Transfer and dividend disbursing agent fees                              215,730
Registration fees                                                         29,252
Custodian fee                                                             18,382
Legal and accounting services                                             18,234
Printing and postage                                                      15,990
Miscellaneous                                                              9,100
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $     1,292,359
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                            $     7,048,820
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss)--
   Investment transactions (identified cost basis)               $     8,234,233
   Foreign currency transactions                                         (30,147)
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                $     8,204,086
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                           $     2,428,089
   Foreign currency                                                        5,802
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             $     2,433,891
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                 $    10,637,977
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $    17,686,797
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
INCREASE (DECREASE)                                       JUNE 30, 2004       YEAR ENDED
IN NET ASSETS                                             (UNAUDITED)         DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $       7,048,820   $      10,125,652
   Net realized gain from investments and
      foreign currency transactions                               8,204,086          14,168,279
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                                        2,433,891          66,337,796
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $      17,686,797   $      90,631,727
-----------------------------------------------------------------------------------------------
Distributions to shareholders--
   From net investment income
      Class A                                             $      (4,509,355)  $      (9,258,597)
      Class B                                                      (560,762)         (1,271,016)
      Class C                                                      (334,842)           (403,376)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       $      (5,404,959)  $     (10,932,989)
-----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                             $      45,139,393   $      51,986,969
      Class B                                                     9,178,715          23,681,234
      Class C                                                    18,669,690          16,320,350
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                     3,012,816           6,113,158
      Class B                                                       366,199             868,489
      Class C                                                       189,060             249,531
   Cost of shares redeemed
      Class A                                                   (27,947,196)        (58,713,417)
      Class B                                                   (12,954,975)         (8,436,979)
      Class C                                                    (4,266,362)         (3,662,872)
   Net asset value of shares exchanged
      Class A                                                    15,970,744                  --
      Class B                                                   (15,970,744)                 --
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                $      31,387,340   $      28,406,463
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $      43,669,178   $     108,105,201
-----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                    $     458,204,531   $     350,099,330
-----------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $     501,873,709   $     458,204,531
-----------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

AT END OF PERIOD                                          $       2,141,331   $         497,470
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                  CLASS A
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004          ---------------------------------------------------------------
                                          (UNAUDITED)(1)          2003(1)       2002(1)       2001(1)      2000(1)      1999(1)
                                          --------------------------------------------------------------------------------------
Net Asset Value--beginning of Period      $          8.040       $    6.580    $    7.740    $  10.060    $  11.650    $  10.150
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                     $          0.125       $    0.196    $    0.207    $   0.141    $   0.134    $   0.150
Net realized and unrealized gain (loss)              0.190            1.474        (1.174)      (1.997)       0.593        3.773
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS       $          0.315       $    1.670    $   (0.967)   $  (1.856)   $   0.727    $   3.923
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                $         (0.095)      $   (0.210)   $   (0.193)   $  (0.155)   $  (0.115)   $  (0.162)
From net realized gain                                  --               --            --       (0.309)      (2.202)      (2.261)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       $         (0.095)      $   (0.210)   $   (0.193)   $  (0.464)   $  (2.317)   $  (2.423)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF PERIOD            $          8.260       $    8.040    $    6.580    $   7.740    $  10.060    $  11.650
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                       3.94%           25.92%       (12.50)%     (18.93)%       6.48%       40.75%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
    omitted)                              $        404,282       $  358,460    $  295,493    $ 360,738    $ 492,352    $ 509,845
Ratios (As a percentage of average
    daily net assets):
    Expenses(3)                                       1.10%(4)         1.15%         1.14%        1.10%        1.08%        1.08%
    Interest expense(3)                                 --(4)(5)         --(5)         --(5)      0.01%        0.01%          --(5)
    Net investment income                             3.06%(4)         2.81%         2.99%        1.62%        1.18%        1.33%
Portfolio Turnover of the Portfolio                     28%             106%          146%         169%         149%          93%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  Represents less than 0.01%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                  CLASS B
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004          ---------------------------------------------------------------
                                          (UNAUDITED)(1)          2003(1)       2002(1)       2001(1)      2000(1)      1999(1)
                                          --------------------------------------------------------------------------------------
Net asset value--Beginning of period      $          9.780       $    8.010    $    9.440    $  12.180    $  13.680    $  11.610
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                     $          0.107       $    0.174    $    0.189    $   0.092    $   0.056    $   0.076
Net realized and unrealized gain (loss)              0.243            1.796        (1.439)      (2.423)       0.691        4.337
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS       $          0.350       $    1.970    $   (1.250)   $  (2.331)   $   0.747    $   4.413
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                $         (0.090)      $   (0.200)   $   (0.180)   $  (0.100)   $  (0.045)   $  (0.082)
From net realized gain                                  --               --            --       (0.309)      (2.202)      (2.261)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       $         (0.090)      $   (0.200)   $   (0.180)   $  (0.409)   $  (2.247)   $  (2.343)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF PERIOD            $         10.040       $    9.780    $    8.010    $   9.440    $  12.180    $  13.680
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                       3.59%           25.03%       (13.24)%     (19.51)%       5.61%       39.71%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                               $         53,701       $   71,199    $   43,244    $  54,199    $  71,098    $  62,285
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)                                        1.85%(4)         1.90%         1.89%        1.85%        1.85%        1.82%
   Interest expense(3)                                  --(4)(5)         --(5)         --(5)      0.01%        0.01%          --(5)
   Net investment income                              2.15%(4)         2.03%         2.24%        0.87%        0.42%        0.59%
Portfolio Turnover of the Portfolio                     28%             106%          146%         169%         149%          93%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  Represents less than 0.01%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                   CLASS C
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                             YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004          ---------------------------------------------------------------
                                          (UNAUDITED)(1)           2003(1)       2002(1)       2001(1)      2000(1)      1999(1)
                                          --------------------------------------------------------------------------------------
Net asset value--Beginning of period      $         10.600       $    8.670    $   10.200    $  13.130    $  14.580    $  12.270
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                     $          0.126       $    0.183    $    0.204    $   0.099    $   0.058    $   0.078
Net realized and unrealized gain (loss)              0.249            1.952        (1.549)      (2.620)       0.739        4.589
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS       $          0.375       $    2.135    $   (1.345)   $  (2.521)   $   0.797    $   4.667
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                $         (0.095)      $   (0.205)   $   (0.185)   $  (0.100)   $  (0.045)   $  (0.096)
From net realized gain                                  --               --            --       (0.309)      (2.202)      (2.261)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       $         (0.095)      $   (0.205)   $   (0.185)   $  (0.409)   $  (2.247)   $  (2.357)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF PERIOD            $         10.880       $   10.600    $    8.670    $  10.200    $  13.130    $  14.580
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                       3.55%           25.03%       (13.24)%     (19.55)%       5.60%       39.67%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                               $         43,891       $   28,546    $   11,363    $   9,652    $  10,806    $   6,349
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)                                        1.85%(4)         1.90%         1.89%        1.85%        1.85%        1.85%
   Interest expense(3)                                  --(4)(5)         --(5)         --(5)      0.01%        0.01%          --(5)
   Net investment income                              2.35%(4)         1.96%         2.25%        0.87%        0.41%        0.57%
Portfolio Turnover of the Portfolio                     28%             106%          146%         169%         149%          93%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  Represents less than 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Utilities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Utilities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover of $51,866,974 will expire on December 31, 2010.

   D OTHER -- Investment transactions are accounted for on a trade-date basis.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the

   Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. There were no balance credits for the six months ended June 30, 2004.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's policy is to distribute monthly substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually substantially all of its net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. Accumulated net investment income, prior to the Fund becoming a registered investment company was classified to paid-in-capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                   SIX MONTHS ENDED
                                                   JUNE 30, 2004        YEAR ENDED
   CLASS A                                         (UNAUDITED)          DECEMBER 31, 2003
   --------------------------------------------------------------------------------------
   Sales                                                   5,490,301            7,278,172
   Issued to shareholders electing to
      receive payments of distributions
      in Fund shares                                         368,750              876,369
   Redemptions                                            (3,424,748)          (8,487,079)
   Exchange from Class B shares                            1,932,579                   --
   --------------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                 4,366,882             (332,538)
   --------------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
                                                   JUNE 30, 2004        YEAR ENDED
   CLASS B                                         (UNAUDITED)          DECEMBER 31, 2003
   --------------------------------------------------------------------------------------
   Sales                                                     917,988            2,778,540
   Issued to shareholders electing to
      receive payments of distributions
      in Fund shares                                          36,811              102,389
   Redemptions                                            (1,294,090)            (999,817)
   Exchange to Class A shares                             (1,588,359)                  --
   --------------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                (1,927,650)           1,881,112
   --------------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
                                                   JUNE 30, 2004        YEAR ENDED
   CLASS C                                         (UNAUDITED)          DECEMBER 31, 2003
   --------------------------------------------------------------------------------------
   Sales                                                   1,718,883            1,754,362
   Issued to shareholders electing to
      receive payments of distributions
      in Fund shares                                          17,559               26,986
   Redemptions                                              (394,857)            (398,656)
   --------------------------------------------------------------------------------------
   NET INCREASE                                            1,341,585            1,382,692
   --------------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $18,039. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $88,333 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $232,243 and $142,374 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2004, the amounts of Uncovered Distribution Charges EVD calculated under the Plans were approximately $1,283,000 and $3,695,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2004 amounted to $484,362, $77,414, and $47,458 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchase in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (See Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $10, $92,000 and $8,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $89,011,850 and $64,389,853, respectively, for the six months ended June 30, 2004.

UTILITIES PORTFOLIO AS OF JUNE 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS 93.2%

SECURITY                                                SHARES       VALUE
----------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.0%

Antena 3 Television SA(1)(2)                                   845   $      44,721
Ovation, Inc.(2)(3)(4)                                      18,040               0
----------------------------------------------------------------------------------
                                                                     $      44,721
----------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 31.6%

ALLETE, Inc.                                               555,000   $  18,481,500
Alliant Energy Corp.                                       100,000       2,608,000
Black Hills Corp.                                           25,000         787,500
Dominion Resources, Inc.                                   290,000      18,293,200
DPL, Inc.                                                  100,000       1,942,000
Edison International                                       350,000       8,949,500
Enel SPA(1)                                              1,100,000       8,819,496
Energy East Corp.                                          610,000      14,792,500
Entergy Corp.                                              305,000      17,083,050
Exelon Corp.                                               461,250      15,355,013
Fortis, Inc.(1)                                             50,000       2,168,562
Fortum Oyj(1)                                              450,000       5,748,671
FPL Group, Inc.                                             25,000       1,598,750
National Grid Transco PLC(1)                               563,810       4,350,608
NiSource, Inc.                                             200,000       4,124,000
PPL Corp.                                                  148,500       6,816,150
Public Power Corp.(1)                                       65,000       1,550,012
Scottish and Southern Energy PLC(1)                        500,000       6,179,501
Terna SPA(1)(2)                                            360,000         779,629
TXU Corp.                                                  275,000      11,140,250
Westar Energy, Inc.                                        181,500       3,613,665
Wisconsin Energy Corp.                                     100,000       3,261,000
----------------------------------------------------------------------------------
                                                                     $ 158,442,557
----------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.7%

Bouygues(1)                                                104,140   $   3,486,837
----------------------------------------------------------------------------------
                                                                     $   3,486,837
----------------------------------------------------------------------------------

GAS UTILITIES -- 6.1%

AGL Resources, Inc.                                        130,000   $   3,776,500
Equitable Resources, Inc.                                  210,000      10,859,100
Kinder Morgan, Inc.                                        100,000       5,929,000
ONEOK, Inc.                                                272,600       5,994,474
Williams Co., Inc. (The)                                   350,000       4,165,000
----------------------------------------------------------------------------------
                                                                     $  30,724,074
----------------------------------------------------------------------------------

INTEGRATED OIL -- 9.3%

BP PLC ADR(1)                                              175,000   $   9,374,750
ChevronTexaco Corp.                                        100,000       9,411,000
ConocoPhillips                                             115,000       8,773,350
Exxon Mobil Corp.                                          150,000       6,661,500
Royal Dutch Petroleum Co.(1)                                50,000       2,583,500
Total SA ADR(1)                                            100,000       9,608,000
----------------------------------------------------------------------------------
                                                                     $  46,412,100
----------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.6%

Marathon Oil Corp.                                          75,000   $   2,838,000
----------------------------------------------------------------------------------
                                                                     $   2,838,000
----------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 1.6%

Occidental Petroleum Corp.                                 120,000   $   5,809,200
Talisman Energy, Inc.(1)                                   110,000       2,391,400
----------------------------------------------------------------------------------
                                                                     $   8,200,600
----------------------------------------------------------------------------------

PUBLISHING -- 0.7%

Pearson PLC(1)                                             200,000   $   2,430,090
Pearson PLC ADR(1)                                          75,000         936,000
----------------------------------------------------------------------------------
                                                                     $   3,366,090
----------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 12.7%

Alltel Corp.                                                50,000   $   2,531,000
Belgacom SA(1)(2)                                          100,000       3,044,058
Chunghwa Telecom Co., Ltd. ADR(1)                          154,800       2,730,672
Deutsche Telekom AG(1)(2)                                  200,000       3,513,685
Elisa Oyj(1)(2)                                            230,000       3,078,125
Sempra Energy                                              254,700       8,769,321
TDC A/S(1)                                                 360,600      11,716,512
Telecom Italia Mobile(1)                                 1,302,000       7,381,805
Telecom Italia SPA(1)                                    3,200,000       7,066,303
Telekom Austria AG(1)                                      254,598       3,887,446
Telenor ASA(1)                                           1,000,000       6,953,762
TELUS Corp.(1)                                             200,000       3,006,000
----------------------------------------------------------------------------------
                                                                     $  63,678,689
----------------------------------------------------------------------------------

TELEPHONE UTILITIES -- 13.3%

BCE, Inc.(1)                                               450,400   $   9,026,016
BellSouth Corp.                                            625,000      16,387,500
CenturyTel, Inc.                                            50,000       1,502,000

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                SHARES       VALUE
----------------------------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)

Manitoba Telecom Services, Inc.(1)                          60,000   $   2,029,461
SBC Communications, Inc.                                   625,000      15,156,250
Telefonos de Mexico SA de CV (Telmex) ADR(1)               250,000       8,317,500
Verizon Communications, Inc.                               395,000      14,295,050
----------------------------------------------------------------------------------
                                                                     $  66,713,777
----------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 12.9%

Centrica PLC(1)                                          1,100,000   $   4,478,438
E ON AG(1)                                                  80,000       5,771,788
FirstEnergy Corp.                                          362,000      13,542,420
MDU Resources Group, Inc.                                  313,350       7,529,801
NRG Energy, Inc.(2)                                        100,000       2,480,000
PG&E Corp.(2)                                              575,000      16,065,500
RWE AG(1)                                                  150,000       7,053,528
Scottish Power PLC(1)                                      754,290       5,454,521
Xcel Energy, Inc.                                          150,000       2,506,500
----------------------------------------------------------------------------------
                                                                     $  64,882,496
----------------------------------------------------------------------------------

WATER UTILITIES -- 3.5%

Aqua America, Inc.                                         325,000   $   6,516,250
California Water Service Group                              90,000       2,479,500
United Utilities PLC(1)                                    330,207       3,104,936
Veolia Environment(1)                                      197,588       5,574,770
----------------------------------------------------------------------------------
                                                                     $  17,675,456
----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS SERVICES -- 0.2%

Centennial Communications Corp.(2)                         154,200   $   1,102,530
----------------------------------------------------------------------------------
                                                                     $   1,102,530
----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $386,267,188)                                    $ 467,567,927
----------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 5.5%

SECURITY                                                SHARES       VALUE
----------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.6%

FPL Group, Inc.(2)                                         150,000   $   8,265,000
----------------------------------------------------------------------------------
                                                                     $   8,265,000
----------------------------------------------------------------------------------

GAS UTILITIES -- 1.4%

KeySpan Corp.(2)                                           100,000   $   5,170,000
Williams Cos., Inc.(2)(3)(5)                                29,400       2,076,375
----------------------------------------------------------------------------------
                                                                     $   7,246,375
----------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 1.0%

Alltel Corp.(2)                                            100,000   $   5,016,000
----------------------------------------------------------------------------------
                                                                     $   5,016,000
----------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 1.5%

Cinergy Corp.(2)                                           120,000   $   7,134,000
Reliant Resources, Inc.(2)(5)                              100,000         139,750
----------------------------------------------------------------------------------
                                                                     $   7,273,750
----------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $25,073,200)                                     $  27,801,125
----------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                                SHARES       VALUE
----------------------------------------------------------------------------------
Broadcasting and Cable 0.0%
Ovation, Inc. (PIK)(3)(4)                                      807   $           0
----------------------------------------------------------------------------------
                                                                     $           0
----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $3,595,224)                                      $           0
----------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SHORT-TERM INVESTMENTS -- 0.6%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------
INVESTORS BANK & TRUST COMPANY TIME DEPOSIT,
1.44%, 7/1/04                                        $           3,133   $   3,133,000
--------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $3,133,000)                                       $   3,133,000
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.3%
   (IDENTIFIED COST $418,068,612)                                        $ 498,502,052
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.7%                                   $   3,437,663
--------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                     $ 501,939,715
--------------------------------------------------------------------------------------

ADR - American Depositary Receipt

PIK - Payment In Kind.

(1) Foreign security.

(2) Non-income producing security.

(3) Priced by adviser.

(4) Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004 the aggregate value of the securities is $2,216,125 or 0.4% of the net assets.

                        SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $418,068,612)            $   498,502,052
Cash                                                                   2,519,025
Receivable for investments sold                                        7,906,078
Interest and dividends receivable                                      1,325,149
Tax reclaim receivable                                                   259,183
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $   510,511,487
--------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $     8,530,330
Payable to affiliate for Trustees' fees                                    4,861
Accrued expenses                                                          36,581
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $     8,571,772
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO        $   501,939,715
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals          $   421,500,040
Net unrealized appreciation (computed on the basis of
   identified cost)                                                   80,439,675
--------------------------------------------------------------------------------
TOTAL                                                            $   501,939,715
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $586,524)                       $    10,085,656
Interest                                                                  28,151
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          $    10,113,807
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                           $     1,591,700
Trustees' fees and expenses                                               10,172
Custodian fee                                                            144,200
Legal and accounting services                                             20,020
Interest expense                                                           2,714
Miscellaneous                                                              3,822
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $     1,772,628
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                            $     8,341,179
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)--
   Investment transactions (identified cost basis)               $     8,234,233
   Foreign currency transactions                                         (30,147)
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                $     8,204,086
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                           $     2,428,090
   Foreign currency                                                        5,802
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             $     2,433,892
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                 $    10,637,978
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $    18,979,157
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
                                                          JUNE 30, 2004       YEAR ENDED
                                                          (UNAUDITED)         DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                  $       8,341,179   $      12,308,591
   Net realized gain from investments and
     foreign currency transactions                                8,204,086          14,168,280
   Net change in unrealized appreciation
     (depreciation) from investments
     and foreign currency                                         2,433,892          66,337,801
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $      18,979,157   $      92,814,672
-----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $      89,011,850   $      91,610,795
   Withdrawals                                                  (64,389,853)        (77,164,674)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                   $      24,621,997   $      14,446,121
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $      43,601,154   $     107,260,793
-----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                    $     458,338,561   $     351,077,768
-----------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $     501,939,715   $     458,338,561
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                               SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004         -----------------------------------------------------------
                                               (UNAUDITED)              2003        2002         2001         2000       1999
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
   net assets):
   Expenses                                             0.73%(1)          0.72%       0.73%        0.71%        0.71%       0.72%
   Expenses after custodian fee reduction               0.73%               --          --           --           --          --
   Interest expense                                     0.00%(1)(2)         --(2)       --(2)      0.01%        0.01%         --(2)
   Net investment income                                3.42%(1)          3.22%       3.40%        2.00%        1.54%       1.68%
Portfolio Turnover                                        28%              106%        146%         169%         149%         93%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                         4.13%            26.44%     (12.13)%     (18.61)%         --          --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)        $   501,940         $ 458,339   $ 351,078    $ 425,707    $ 574,586   $ 579,090
--------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

(2)  Represents less than 0.01%.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2004, the Eaton Vance Utilities Fund held an approximate 99.9% interest in the Portfolio. Under normal circumstances the Portfolio invests at least 80% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E DELAYED DELIVERY TRANSACTIONS -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. There were no balance credits for the six months ended June 30, 2004.

   G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. However, BMR has contractually agreed to reduce its advisory fee to 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. This contractual waiver cannot be terminated or modified without Trustee and shareholder consent. For the six months ended June 30, 2004, the fee was equivalent to 0.65% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,591,700. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $169,182,200, and $137,420,939, respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF INVESTMENTS

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                           $  418,068,612
   -------------------------------------------------------
   Gross unrealized appreciation            $   87,590,393
   Gross unrealized depreciation                (7,156,953)
   -------------------------------------------------------
   NET UNREALIZED APPRECIATION              $   80,433,440
   -------------------------------------------------------

   The net unrealized appreciation on foreign currency was $6,235 at June 30, 2004.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

EATON VANCE UTILITIES FUND
INVESTMENT MANAGEMENT

EATON VANCE UTILITIES FUND

             OFFICERS

             Thomas E. Faust Jr.
             President

             Duke E. Laflamme
             Vice President

             Thomas H. Luster
             Vice President

             George C. Pierides
             Vice President

             James L. O'Connor
             Treasurer

             Alan R. Dynner
             Secretary

             TRUSTEES

             James B. Hawkes

             Samuel L. Hayes, III

             William H. Park

             Ronald A. Pearlman

             Norton H. Reamer

             Lynn A. Stout

UTILITIES PORTFOLIO

             OFFICERS

             Duncan W. Richardson
             President

             Judith A. Saryan
             Vice President and Portfolio
             Manager

             William J. Austin, Jr.
             Treasurer

             Alan R. Dynner
             Secretary

             TRUSTEES

             James B. Hawkes

             Samuel L. Hayes, III

             William H. Park

             Ronald A. Pearlman

             Norton H. Reamer

             Lynn A. Stout

                    INVESTMENT ADVISER OF UTILITIES PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                   ADMINISTRATOR OF EATON VANCE UTILITIES FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                           EATON VANCE UTILITIES FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
          SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

159-8/04                                                                   UTSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST ON BEHALF OF (EATON VANCE UTILITIES FUND)


By:   /S/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President


Date: August 13, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: August 13, 2004
      ---------------


By:   /S/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President


Date: August 13, 2004
      ---------------